UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08621

Name of Fund:  BlackRock MuniHoldings New Jersey Quality Fund, Inc. (MUJ)

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock MuniHoldings New Jersey Quality Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2016

Date of reporting period: 04/30/2016

Item 1 – Schedule of Investments

Schedule of Investments April 30, 2016 (Unaudited)	BlackRock MuniHoldings New Jersey Quality Fund, Inc. (MUJ) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New Jersey — 136.7%
Corporate — 2.7%
New Jersey EDA, Refunding RB:
New Jersey American Water Co., Inc. Project, AMT, Series A, 5.70%, 10/01/39	$7,500	$8,502,000
New Jersey American Water Co., Inc. Project, AMT, Series B, 5.60%, 11/01/34	3,150	3,564,446
United Water of New Jersey, Inc., Series B (AMBAC), 4.50%, 11/01/25	1,000	1,062,440

		13,128,886
County/City/Special District/School District — 21.4%
Borough of Edgewater New Jersey Board of Education, GO, Refunding (AGM):
4.25%, 3/01/34	1,535	1,654,300
4.25%, 3/01/35	1,600	1,721,904
4.30%, 3/01/36	1,670	1,797,488
Borough of Hopatcong New Jersey, GO, Refunding, Sewer (AMBAC), 4.50%, 8/01/33	3,440	3,469,343
Casino Reinvestment Development Authority, Refunding RB:
5.25%, 11/01/39	11,130	11,531,459
5.25%, 11/01/44	3,755	3,869,227
City of Bayonne New Jersey, GO, Refunding, Qualified General Improvement (BAM), 5.00%, 7/01/39	3,340	3,908,969
City of Perth Amboy New Jersey, GO, CAB, Refunding (AGM):
5.00%, 7/01/17 (a)	4,540	4,770,223
5.00%, 7/01/32	2,210	2,281,670
5.00%, 7/01/33	670	691,809
5.00%, 7/01/35	595	613,314
5.00%, 7/01/37	705	725,297
County of Essex New Jersey Improvement Authority, Refunding RB (NPFGC):
AMT, 4.75%, 11/01/32	1,000	1,029,750
Project Consolidation, 5.50%, 10/01/27	250	332,995
Project Consolidation, 5.50%, 10/01/28	4,840	6,502,008
County of Hudson New Jersey, COP, Refunding (NPFGC), 6.25%, 12/01/16	1,000	1,028,950

Municipal Bonds	Par (000)	Value
New Jersey (continued)
County/City/Special District/School District (continued)
County of Hudson New Jersey Improvement Authority, RB:
CAB, Series A-1 (NPFGC), 0.00%, 12/15/32 (b)	$1,000	$600,570
County Secured, County Services Building Project (AGM), 5.00%, 4/01/17 (a)	1,000	1,040,020
Harrison Parking Facility Project, Series C (AGC), 5.25%, 1/01/39	3,000	3,305,160
Harrison Parking Facility Project, Series C (AGC), 5.38%, 1/01/44	5,000	5,486,200
Hudson County Vocational-Technical Schools Project, 5.25%, 5/01/51 (c)	3,105	3,699,421
County of Middlesex New Jersey Improvement Authority, RB, Senior Citizens Housing Project, AMT (AMBAC), 5.50%, 9/01/30	500	501,880
County of Monmouth New Jersey Improvement Authority, Refunding RB, Governmental Loan (AMBAC):
5.00%, 12/01/17	5	5,015
5.35%, 12/01/17	5	5,020
5.00%, 12/01/18	5	5,015
5.38%, 12/01/18	5	5,020
5.00%, 12/01/19	5	5,014
County of Union New Jersey, GO, Refunding:
4.00%, 3/01/21 (a)	225	255,668
4.00%, 3/01/29	3,575	3,868,222
4.00%, 3/01/30	3,580	3,865,648
4.00%, 3/01/31	4,045	4,356,182
County of Union New Jersey Utilities Authority, Refunding RB, Series A:
Resources Recovery Facility, Covanta Union, Inc., AMT, 5.25%, 12/01/31	650	725,075
Solid Waste System, County Deficiency Agreement, 5.00%, 6/15/41	7,570	8,506,333
Morristown New Jersey Parking Authority, RB (NPFGC):
5.00%, 8/01/30	1,830	1,919,560
5.00%, 8/01/33	3,000	3,145,020

BLACKROCK MUNIHOLDINGS NEW JERSEY QUALITY FUND, INC.	APRIL 30, 2016	1

Schedule of Investments (continued)	BlackRock MuniHoldings New Jersey Quality Fund, Inc. (MUJ)

Municipal Bonds	Par (000)	Value
New Jersey (continued)
County/City/Special District/School District (continued)
New Jersey Sports & Exposition Authority, Refunding RB (NPFGC) (d):
5.50%, 3/01/21	$7,430	$8,974,326
5.50%, 3/01/22	4,200	5,237,022
Newark New Jersey Housing Authority, Refunding RB, Newark Redevelopment Project (NPFGC), 4.38%, 1/01/37	1,720	1,732,298
Township of Irvington New Jersey, GO, Refunding Series A (AGM), 5.00%, 7/15/33	1,175	1,369,968

		104,542,363
Education — 33.2%
County of Gloucester New Jersey Improvement Authority, RB, Rowan University General Capital Improvement Projects:
5.00%, 7/01/44	1,985	2,236,698
Series A, 5.00%, 7/01/31	1,950	2,300,025
Series A, 5.00%, 7/01/32	1,775	2,084,187
Series A, 5.00%, 7/01/33	2,250	2,630,025
Series A, 5.00%, 7/01/34	1,200	1,396,380
New Jersey EDA, LRB, Rutgers — The State University of New Jersey, College Avenue Redevelopment Project, 5.00%, 6/15/33	3,065	3,634,875
New Jersey EDA, RB, Provident Group — Rowan Properties LLC, Series A:
5.00%, 1/01/35	2,000	2,205,320
5.00%, 1/01/48	2,000	2,165,040
New Jersey Educational Facilities Authority, RB:
Higher Educational Capital Improvement Fund, Series A, 5.00%, 9/01/33	6,370	6,859,726
Montclair State University, Series A (AMBAC), 5.00%, 7/01/16 (a)	2,880	2,902,147
Richard Stockton College, Series F (NPFGC), 5.00%, 7/01/31	2,625	2,643,165
New Jersey Educational Facilities Authority, Refunding RB:
College of New Jersey, Series D (AGM), 5.00%, 7/01/18 (a)	3,285	3,582,227

Municipal Bonds	Par (000)	Value
New Jersey (continued)
Education (continued)
New Jersey Educational Facilities Authority, Refunding RB
College of New Jersey, Series D (AGM), 5.00%, 7/01/35	$10,260	$11,093,317
Montclair State University Issue, Series B, 5.00%, 7/01/34 (c)	1,075	1,294,408
Montclair State University, Series A, 5.00%, 7/01/39	15,555	17,964,936
Montclair State University, Series A, 5.00%, 7/01/44	3,540	4,063,424
Montclair State University, Series J (NPFGC), 4.25%, 7/01/30	6,540	6,582,379
New Jersey Institute of Technology, Series H, 5.00%, 7/01/31	4,000	4,513,040
Ramapo College, Series I (AMBAC), 4.25%, 7/01/31	2,500	2,546,675
Rowan University, Series B (AGC), 5.00%, 7/01/26	2,575	2,787,618
Seton Hall University, Series D, 5.00%, 7/01/38	500	572,760
Seton Hall University, Series D, 5.00%, 7/01/43	600	681,456
Stevens Institute of Technology, Series A, 5.00%, 7/01/27	2,800	2,900,268
Stevens Institute of Technology, Series A, 5.00%, 7/01/34	2,400	2,495,616
William Paterson University, Series C (AGC), 5.00%, 7/01/28	250	270,110
William Paterson University, Series C (AGC), 4.75%, 7/01/34	5,115	5,484,815
New Jersey Higher Education Student Assistance Authority, RB, Senior Student Loan, Series 1A, AMT:
4.00%, 12/01/28	1,500	1,582,290
4.50%, 12/01/28	4,080	4,434,838
4.00%, 12/01/29	6,715	7,041,351
4.50%, 12/01/29	5,110	5,559,731
4.63%, 12/01/30	4,980	5,418,987
4.00%, 12/01/31	1,625	1,693,786
4.25%, 12/01/32	2,050	2,153,033
4.13%, 12/01/35	1,000	1,036,170

2	BLACKROCK MUNIHOLDINGS NEW JERSEY QUALITY FUND, INC.	APRIL 30, 2016

Schedule of Investments (continued)	BlackRock MuniHoldings New Jersey Quality Fund, Inc. (MUJ)

Municipal Bonds	Par (000)	Value
New Jersey (continued)
Education (continued)
New Jersey Higher Education Student Assistance Authority, RB, Senior Student Loan, Series 1A, AMT (continued):
4.50%, 12/01/36	$1,805	$1,910,755
New Jersey Higher Education Student Assistance Authority, Refunding RB, Series 1, AMT:
5.38%, 12/01/24	1,365	1,553,957
5.50%, 12/01/26	1,635	1,847,730
New Jersey Institute of Technology, RB, Series A:
5.00%, 7/01/42	6,945	8,009,391
5.00%, 7/01/45	7,500	8,533,500
Rutgers — The State University of New Jersey, Refunding RB, Series L:
5.00%, 5/01/30	1,565	1,868,234
5.00%, 5/01/43	10,000	11,548,800

		162,083,190
Health — 16.3%
County of Camden New Jersey Improvement Authority, Refunding RB, Cooper Healthcare System, Series A, 5.00%, 2/15/33	2,000	2,277,580
New Jersey Health Care Facilities Financing Authority, RB:
Meridian Health System Obligated Group, Series I (AGC), 5.00%, 7/01/38	1,405	1,501,875
Meridian Health System Obligated Group, Series II (AGC), 5.00%, 7/01/38	6,950	7,460,060
Meridian Health System Obligated Group, Series V (AGC), 5.00%, 7/01/38	4,685	5,028,832
Robert Wood Johnson University Hospital, Series A, 5.50%, 7/01/43	7,105	8,383,900
Virtua Health, Series A (AGC), 5.50%, 7/01/38	4,035	4,531,749
New Jersey Health Care Facilities Financing Authority, Refunding RB:
AHS Hospital Corp., 5.50%, 7/01/31	4,055	4,807,040
AHS Hospital Corp., 6.00%, 7/01/41	4,180	5,024,903

Municipal Bonds	Par (000)	Value
New Jersey (continued)
Health (continued)
New Jersey Health Care Facilities Financing Authority, Refunding RB (continued):
Catholic Health East Issue, 5.00%, 11/15/33	$1,925	$2,190,592
Hackensack University Medical Center (AGC), 5.13%, 1/01/27	1,500	1,594,830
Hackensack University Medical Center (AGM), 4.63%, 1/01/30	7,795	8,378,144
Meridian Health System Obligated Group, 5.00%, 7/01/25	1,000	1,188,710
Meridian Health System Obligated Group, 5.00%, 7/01/26	3,720	4,390,976
Princeton Healthcare System, 5.00%, 7/01/34	1,330	1,578,338
Princeton Healthcare System, 5.00%, 7/01/39	1,825	2,137,641
St. Barnabas Health Care System, Series A, 5.00%, 7/01/24	3,640	4,197,175
St. Barnabas Health Care System, Series A, 5.63%, 7/01/32	4,450	5,241,166
St. Barnabas Health Care System, Series A, 5.63%, 7/01/37	4,860	5,648,729
Virtua Health, 5.00%, 7/01/28	3,000	3,544,650
Virtua Health, 5.00%, 7/01/29	715	840,154

		79,947,044
Housing — 6.7%
New Jersey Housing & Mortgage Finance Agency, RB:
Capital Fund Program, Series A (AGM), 5.00%, 5/01/27	6,770	7,100,850
M/F Housing, Series A, 4.55%, 11/01/43	4,710	4,946,065
M/F Housing, Series A, AMT (NPFGC), 4.85%, 11/01/39	1,335	1,339,552
S/F Housing, Series AA, 6.50%, 10/01/38	310	320,583
S/F Housing, Series B, 4.50%, 10/01/30	9,455	10,214,993

BLACKROCK MUNIHOLDINGS NEW JERSEY QUALITY FUND, INC.	APRIL 30, 2016	3

Schedule of Investments (continued)	BlackRock MuniHoldings New Jersey Quality Fund, Inc. (MUJ)

Municipal Bonds	Par (000)	Value
New Jersey (continued)
Housing (continued)
New Jersey Housing & Mortgage Finance Agency, Refunding RB, AMT:
M/F Housing, Series 2, 4.60%, 11/01/38	$3,470	$3,684,134
M/F Housing, Series 2, 4.75%, 11/01/46	4,220	4,456,616
S/F Housing, Series T, 4.70%, 10/01/37	655	661,995

		32,724,788
State — 25.3%
Garden State Preservation Trust, RB, CAB, Series B (AGM) (b):
0.00%, 11/01/23	15,725	13,364,835
0.00%, 11/01/25	10,000	7,968,400
Garden State Preservation Trust, Refunding RB, Series C (AGM):
5.25%, 11/01/20	5,000	5,814,600
5.25%, 11/01/21	7,705	9,138,130
New Jersey EDA, RB:
CAB, Motor Vehicle Surcharge, Series A (NPFGC), 0.00%, 7/01/21 (b)	2,325	2,070,389
Motor Vehicle Surcharge, Series A (NPFGC), 5.25%, 7/01/24	1,785	2,091,056
Motor Vehicle Surcharge, Series A (NPFGC), 5.25%, 7/01/25	5,000	5,896,150
Motor Vehicle Surcharge, Series A (NPFGC), 5.25%, 7/01/26	7,500	8,872,275
Motor Vehicle Surcharge, Series A (NPFGC), 5.25%, 7/01/33	18,105	18,291,844
School Facilities Construction (AGC), 6.00%, 12/15/18 (a)	3,960	4,494,758
School Facilities Construction (AGC), 6.00%, 12/15/34	40	45,054
School Facilities Construction, Series KK, 5.00%, 3/01/38	325	340,795
School Facilities Construction, Series U, 5.00%, 9/01/17 (a)	2,810	2,971,856
School Facilities Construction, Series U (AMBAC), 5.00%, 9/01/17 (a)	1,070	1,131,632
School Facilities Construction, Series Y, 5.00%, 9/01/18 (a)	1,000	1,097,770

Municipal Bonds	Par (000)	Value
New Jersey (continued)
State (continued)
New Jersey EDA, RB (continued):
Series WW, 5.25%, 6/15/33	$380	$419,064
Series WW, 5.00%, 6/15/34	5,500	5,895,120
Series WW, 5.00%, 6/15/36	3,115	3,316,759
Series WW, 5.25%, 6/15/40	8,375	9,161,831
New Jersey EDA, Refunding RB:
Cigarette Tax, 5.00%, 6/15/24	5,000	5,530,850
Cigarette Tax, 5.00%, 6/15/26	1,250	1,356,800
Cigarette Tax, 5.00%, 6/15/28	2,430	2,618,762
Cigarette Tax, 5.00%, 6/15/29	3,195	3,430,120
School Facilities Construction, Series N-1 (NPFGC), 5.50%, 9/01/27	1,000	1,207,340
School Facilities Construction, Series NN, 5.00%, 3/01/29	5,000	5,387,300
State of New Jersey, COP, Equipment Lease Purchase, Series A, 5.25%, 6/15/27	1,580	1,729,863

		123,643,353
Transportation — 26.0%
Delaware River Port Authority, RB:
5.00%, 1/01/29	2,000	2,404,240
5.00%, 1/01/37	8,830	10,348,672
Series D, 5.05%, 1/01/35	1,430	1,612,325
Series D (AGM), 5.00%, 1/01/40	5,200	5,857,748
New Brunswick Parking Authority, Refunding RB, Series A (BAM), 5.00%, 9/01/39 (c)	1,520	1,803,495
New Jersey EDA, RB, Private Activity Bond, The Goethals Bridge Replacement Project, AMT:
5.13%, 1/01/34	2,290	2,589,349
5.38%, 1/01/43	7,730	8,702,975
New Jersey State Turnpike Authority, RB:
Growth & Income Securities, Series B (AMBAC), 5.15%, 1/01/17 (a)	8,620	8,884,462
Series E, 5.00%, 1/01/45	8,000	9,239,920
New Jersey State Turnpike Authority, Refunding RB:
Series A (AGM), 5.25%, 1/01/29	4,000	5,280,280

4	BLACKROCK MUNIHOLDINGS NEW JERSEY QUALITY FUND, INC.	APRIL 30, 2016

Schedule of Investments (continued)	BlackRock MuniHoldings New Jersey Quality Fund, Inc. (MUJ)

Municipal Bonds	Par (000)	Value
New Jersey (continued)
Transportation (continued)
New Jersey State Turnpike Authority, Refunding RB (continued):
Series A (AGM), 5.25%, 1/01/30	$4,000	$5,321,920
Series A (BHAC), 5.25%, 1/01/29	500	663,270
New Jersey Transportation Trust Fund Authority, RB:
CAB, Transportation System, Series A, 0.00%, 12/15/35 (b)	6,000	2,306,760
CAB, Transportation System, Series C (AMBAC), 0.00%, 12/15/36 (b)	7,210	2,955,740
CAB, Transportation System, Series C (AGM), 0.00%, 12/15/32 (b)	8,800	4,481,312
CAB, Transportation System, Series C (AMBAC), 0.00%, 12/15/35 (b)	4,160	1,801,363
Transportation Program, Series AA, 5.00%, 6/15/33	3,000	3,188,280
Transportation Program, Series AA, 5.25%, 6/15/33	5,690	6,219,227
Transportation Program, Series AA, 5.25%, 6/15/34	1,305	1,435,996
Transportation Program, Series AA, 5.00%, 6/15/38	2,340	2,489,198
Transportation System, Series A, 6.00%, 6/15/35	6,365	7,288,816
Transportation System, Series A (AGC), 5.63%, 12/15/28	2,780	3,121,245
Transportation System, Series A (NPFGC), 5.75%, 6/15/24	1,205	1,454,507
Transportation System, Series B, 5.25%, 6/15/36	2,500	2,691,475
Transportation System, Series D, 5.00%, 6/15/32	3,300	3,581,259
Port Authority of New York & New Jersey, ARB:
Consolidated, 93rd Series, 6.13%, 6/01/94	1,000	1,272,370
Special Project, JFK International Air Terminal LLC Project, Series 6, AMT (NPFGC), 5.75%, 12/01/25	3,000	3,077,820
Special Project, JFK International Air Terminal LLC Project, Series 8, 6.00%, 12/01/42	4,000	4,694,680

Municipal Bonds	Par (000)	Value
New Jersey (continued)
Transportation (continued)
Port Authority of New York & New Jersey, Refunding ARB, AMT:
178th Series, 5.00%, 12/01/33	$4,005	$4,645,079
Consolidated, 152nd Series, 5.75%, 11/01/30	7,175	7,833,019

		127,246,802
Utilities — 5.1%
County of Essex New Jersey Utilities Authority, Refunding RB (AGC), 4.13%, 4/01/22	2,000	2,154,920
North Hudson New Jersey Sewerage Authority, Refunding RB, Series A (NPFGC), 5.13%, 8/01/20 (d)	6,045	7,083,531
Rahway Valley Sewerage Authority, RB, CAB, Series A (NPFGC) (b):
0.00%, 9/01/26	4,100	3,108,169
0.00%, 9/01/28	6,600	4,619,010
0.00%, 9/01/29	9,650	6,478,238
0.00%, 9/01/33	2,350	1,378,557

		24,822,425
Total Municipal Bonds in New Jersey		668,138,851

Puerto Rico — 1.3%
Health — 1.3%
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority, RB, Hospital De La Concepcion, Series A:
6.50%, 11/15/20	1,750	1,784,405
6.13%, 11/15/30	4,220	4,458,599
Total Municipal Bonds in Puerto Rico		6,243,004
Total Municipal Bonds — 138.0%		674,381,855

BLACKROCK MUNIHOLDINGS NEW JERSEY QUALITY FUND, INC.	APRIL 30, 2016	5

Schedule of Investments (continued)	BlackRock MuniHoldings New Jersey Quality Fund, Inc. (MUJ)

Municipal Bonds Transferred to Tender Option Bond Trusts (e)	Par (000)	Value
New Jersey — 20.2%
County/City/Special District/School District — 4.0%
County of Union New Jersey Utilities Authority, Refunding LRB, Resource Recovery Facility, Covanta Union, Inc., Series A, AMT, 5.25%, 12/01/31	$17,300	$19,298,150
Education — 1.1%
Rutgers — The State University of New Jersey, RB, Series F, 5.00%, 5/01/19 (a)	4,998	5,608,084
State — 4.7%
Garden State Preservation Trust, RB, Election of 2005, Series A (AGM), 5.75%, 11/01/28	12,460	15,981,445
New Jersey EDA, Refunding RB, Series NN, School Facilities Construction, 5.00%, 3/01/29 (f)	6,698	7,217,005

		23,198,450
Transportation — 10.4%
New Jersey State Turnpike Authority, RB, Series A, 5.00%, 1/01/38 (f)	9,300	10,765,866
New Jersey Transportation Trust Fund Authority, RB, Transportation System, Series B, 5.25%, 6/15/36 (f)	2,661	2,864,390
Port Authority of New York & New Jersey, ARB, Consolidated, 163rd Series, AMT, 5.00%, 7/15/39	15,545	17,688,327
Port Authority of New York & New Jersey, RB, Consolidated, 169th Series, AMT, 5.00%, 10/15/41	10,000	11,069,400

Municipal Bonds Transferred to Tender Option Bond Trusts (e)	Par (000)	Value
New Jersey (continued)
Transportation (continued)
Port Authority of New York & New Jersey, Refunding RB, Consolidated, 152nd Series, AMT, 5.25%, 11/01/35	$7,827	$8,424,493

		50,812,476
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 20.2%		98,917,160
Total Long-Term Investments (Cost — $704,876,854) — 158.2%		773,299,015

Short-Term Securities	Shares
BIF New Jersey Municipal Money Fund, 0.00% (g)(h)	2,791,279	2,791,279
Total Short-Term Securities (Cost — $2,791,279) — 0.6%		2,791,279
Total Investments (Cost — $707,668,133*) — 158.8%		776,090,294
Other Assets Less Liabilities — 0.5%		2,565,129
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (10.8)%		(52,787,515)
VRDP Shares, at Liquidation Value — (48.5)%		(237,100,000)

Net Assets Applicable to Common Shares — 100.0%		$488,767,908

*	As of period end, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$655,734,390

Gross unrealized appreciation	$69,228,406
Gross unrealized depreciation	(1,621,208)

Net unrealized appreciation	$67,607,198

Notes to Schedule of Investments

(a)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(b)	Zero-coupon bond.

(c)	When-issued security.

(d)	Security is collateralized by municipal bonds or U.S. Treasury obligations.

(e)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.

(f)	All or a portion of security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expire between June 15, 2019 to September 1, 2020, is $13,907,845.

6	BLACKROCK MUNIHOLDINGS NEW JERSEY QUALITY FUND, INC.	APRIL 30, 2016

Schedule of Investments (continued)	BlackRock MuniHoldings New Jersey Quality Fund, Inc. (MUJ)

(g)	During the period ended April 30, 2016, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2015	Net Activity	Shares Held at April 30, 2016	Income
BIF New Jersey Municipal Money Fund	11,186,598	(8,395,319)	2,791,279	$608

(h)	Current yield as of period end.

For Fund compliance purposes, the Fund’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Contracts Short	Issue	Expiration	Notional Value	Unrealized Appreciation
(14)	5-Year U.S. Treasury Note	June 2016	$1,692,797	$4,876
(168)	10-Year U.S. Treasury Note	June 2016	$21,850,500	96,562
(46)	Long U.S. Treasury Bond	June 2016	$7,512,375	101,929
(4)	Ultra U.S. Treasury Bond	June 2016	$685,375	10,400
Total				$213,767

Portfolio Abbreviations

AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
BAM	Build America Mutual Assurance Co.
BHAC	Berkshire Hathaway Assurance Corp.
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
EDA	Economic Development Authority
GO	General Obligation Bonds
LRB	Lease Revenue Bonds
M/F	Multi-Family
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds
S/F	Single-Family

BLACKROCK MUNIHOLDINGS NEW JERSEY QUALITY FUND, INC.	APRIL 30, 2016	7

Schedule of Investments (continued)	BlackRock MuniHoldings New Jersey Quality Fund, Inc. (MUJ)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$773,299,015	—	$773,299,015
Short-Term Securities	$2,791,279		—	2,791,279

Total Investments	$2,791,279	$773,299,015	—	$776,090,294

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Assets:
Interest rate contracts	$213,767	—	—	$213,767

[1] See above Schedule of Investments for values in each sector.

[2]    Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

8	BLACKROCK MUNIHOLDINGS NEW JERSEY QUALITY FUND, INC.	APRIL 30, 2016

Schedule of Investments (concluded)	BlackRock MuniHoldings New Jersey Quality Fund, Inc. (MUJ)

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for futures contracts	$407,000	—	—	$407,000
Liabilities:
Bank overdraft	—	$(257,311)	—	(257,311)
TOB Trust Certificates	—	(52,748,706)	—	(52,748,706)
VRDP Shares	—	(237,100,000)	—	(237,100,000)

Total	$407,000	$(290,106,017)	—	$(289,699,017)

During the period ended April 30, 2016, there were no transfers between levels.

BLACKROCK MUNIHOLDINGS NEW JERSEY QUALITY FUND, INC.	APRIL 30, 2016	9

Item 2 –	Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniHoldings New Jersey Quality Fund, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniHoldings New Jersey Quality Fund, Inc.

Date:	June 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniHoldings New Jersey Quality Fund, Inc.

Date:	June 22, 2016

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock MuniHoldings New Jersey Quality Fund, Inc.

Date:	June 22, 2016